Cash and Cash Equivalents and Short-term Investments - Short-Term Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Short Term Investments [Line Items]
Cost basis	€ 1,029.3	€ 1,150.0
Unrealized Gains	0.0	0.0
Unrealized Losses	0.0	0.0
Recorded Basis	1,029.3	1,150.0
Deposits [Member]
Short Term Investments [Line Items]
Unrealized Gains	0.0	0.0
Unrealized Losses	0.0	0.0
Recorded Basis	1,029.3	1,150.0
Short-term Investments	€ 1,029.3	€ 1,150.0